CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 7,366	$ 9,283
Trade receivables (net of allowance for doubtful accounts of $162 and $173 at December 31, 2022 and December 31, 2021, respectively)	10,116	7,021
Inventories	5,130	4,893
Other accounts receivable and prepaid expenses	786	1,384
Total current assets	23,398	22,581
LONG-TERM ASSETS:
Severance pay fund	59	66
Restricted deposit	202	226
Long-term tax receivables	899	1,013
Deferred tax asset, net	1,597	2,550
Operating lease right-of-use assets	7,156	8,979
Total other assets	9,913	12,834
Property and equipment, net	7,674	7,368
Total long-term assets	17,587	20,202
Total assets	40,985	42,783
CURRENT LIABILITIES:
Current maturities of long-term debt	702	708
Trade payables	4,793	4,044
Other accounts payable and accrued expenses	4,133	3,577
Short-term operating lease liabilities	846	931
Total current liabilities	10,474	9,260
LONG-TERM LIABILITIES:
Long-term debt, excluding current maturities	2,768	3,921
Accrued severance pay	280	344
Long-term operating lease liabilities	6,443	8,186
Total long-term liabilities	9,491	12,451
COMMITMENTS AND CONTINGENT LIABILITIES	0	0
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 3.0 par value – Authorized: 10,000,000 shares at December 31, 2022 and December 31, 2021; Issued and outstanding: 5,849,678 shares at December 31, 2022 and 5,840,357 shares at December 31, 2021	5,305	5,296
Additional paid-in capital	22,862	22,846
Foreign currency translation adjustments	1,189	3,716
Capital reserves	1,537	1,287
Accumulated deficit	(9,873)	(12,073)
Total shareholders' equity	21,020	21,072
Total liabilities and shareholders' equity	$ 40,985	$ 42,783